S000009418 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Health Care Providers Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.29%	1.58%	8.23%
iShares U.S. Healthcare Providers ETF
Prospectus [Line Items]
Average Annual Return, Percent	0.91%	1.23%	7.83%
Performance Inception Date				May 01, 2006
iShares U.S. Healthcare Providers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.67%	1.04%	7.58%
iShares U.S. Healthcare Providers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	0.95%	6.35%